WARRANTS - Series C 3 Preferred Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 18, 2018	Apr. 30, 2016
WARRANTS
Number of warrants to purchase preferred stock	1,102,752		1,102,752					12,500
Exercise price								$ 3.04
Change in fair value of warrants			$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Accrued value of warrants	$ 504,117		504,117		2,072,536	1,179,201
Series C-3 Preferred Warrants
WARRANTS
Number of warrants to purchase preferred stock									1,102,752
Exercise price									$ 10.88
Change in fair value of warrants	391,477	$ (1,268,165)	1,687,211	$ (1,477,688)	827,064	165,413	760,899
Accrued value of warrants	$ 231,578		$ 231,578		$ 1,918,788	$ 1,091,724	$ 1,257,137
Number of warrants outstanding	1,102,752		1,102,752		1,102,752	1,102,752	1,102,752
Series C-3 Preferred Warrants | Warrants term from the date of issuance
WARRANTS
Warrants exercisable term	7 years		7 years		7 years
Series C-3 Preferred Warrants | Warrants term from satisfaction of last milestones
WARRANTS
Warrants exercisable term	5 years		5 years		5 years